Summary of Principal Accounting Policies - Amounts in Noah Investment and its Subsidiaries and the Consolidated Funds Included in Consolidated Financial Statements (Details)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 3,404,603		¥ 5,005,211	¥ 4,387,345	$ 534,257
Restricted cash	510		9,993	6,589	80
Short-term investments	92,803		114,928		14,563
Accounts receivable, net	808,029		434,458		126,797
Amounts due from related parties, net	451,389		520,178		70,833
Loan receivables, net	595,766		418,947		93,489
Other current assets	163,710		199,447		25,690
Long-term investments	668,572		536,384		104,914
Property and equipment, net	2,580,935		248,669		405,005
Operating lease right-of-use assets, net	223,652		274,154		35,096
Deferred tax assets	335,905		224,240		52,711
Other non-current assets	161,832		148,292		25,395
Total Assets	10,889,789		9,399,586		1,708,847
Accrued payroll and welfare expenses	946,547		705,622		148,534
Deferred revenue	63,631		71,613		9,985
Other current liabilities	649,255		432,650		101,882
Deferred tax liabilities	234,134		45,881		36,741
Other non-current liabilities	100,020		855		15,695
Operating lease liabilities, non-current	130,956		194,384		20,550
Total Liabilities	2,748,148		2,122,215		431,244
Revenue:
Revenues	4,326,600	$ 678,938	3,324,712	3,413,176
Less:VAT related surcharges	(33,506)	(5,258)	(18,886)	(21,364)
Net revenues	4,293,094	673,680	3,305,826	3,391,812
Total other income (expense)	99,144	15,558	(1,843,795)	53,009
Net income (loss)	1,306,081	204,952	(743,522)	863,759
Net income (loss) attributable to Noah Holdings Limited shareholders	1,314,131	206,215	(745,225)	829,151
Cash flows provided by (used in) operating activities	1,521,838	238,809	796,353	1,288,233
Cash flows (used in) provided by investing activities	(2,572,094)	(403,619)	352,584	(182,012)
Cash flows provided (used in) by financing activities	(513,121)	(80,519)	(371,422)	543,311
One Time Commissions
Revenue:
Revenues	1,271,416		808,837	931,668
Recurring Service Fees
Revenue:
Revenues	2,109,009		1,930,199	1,845,465
Performance Based Income
Revenue:
Revenues	784,193		389,525	113,085
Other Service
Revenue:
Revenues	161,982		196,151	522,958
Other
Revenue:
Revenues	2,598,479	407,758	1,755,851	1,761,947
Other | One Time Commissions
Revenue:
Revenues	1,130,894	177,462	679,014	690,860
Other | Recurring Service Fees
Revenue:
Revenues	913,700	143,379	700,157	524,692
Other | Performance Based Income
Revenue:
Revenues	391,903	61,498	180,529	23,437
Other | Other Service
Revenue:
Revenues	161,982	25,419	196,151	522,958
Funds Gopher manages
Revenue:
Revenues	1,728,121	271,180	1,568,861	1,651,229
Funds Gopher manages | One Time Commissions
Revenue:
Revenues	140,522	22,051	129,823	240,808
Funds Gopher manages | Recurring Service Fees
Revenue:
Revenues	1,195,309	187,570	1,230,042	1,320,773
Funds Gopher manages | Performance Based Income
Revenue:
Revenues	392,290	61,559	208,996	89,648
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Cash and cash equivalents	1,181,479		839,534		185,400
Restricted cash	510		3,585		80
Short-term investments	9,662		75,000		1,516
Accounts receivable, net	475,652		133,956		74,640
Amounts due from related parties, net	276,744		350,879		43,427
Loan receivables, net	50,884		104,673		7,985
Other current assets	53,247		31,613		8,356
Long-term investments	300,720		280,624		47,190
Investment in affiliates	854,138		740,452		134,033
Property and equipment, net	43,971		18,134		6,900
Operating lease right-of-use assets, net	15,031		19,010		2,359
Deferred tax assets	63,312		41,149		9,935
Other non-current assets	7,620		14,519		1,196
Total Assets	3,332,970		2,653,128		523,017
Accrued payroll and welfare expenses	381,653		166,411		59,890
Income tax payable	149,226		99,889		23,417
Amounts due to the Group's subsidiaries*	179,325		143,454		28,140
Deferred revenue	6,721		8,016		1,055
Other current liabilities	238,738		171,753		37,463
Deferred tax liabilities	254		3,070		40
Other non-current liabilities	53,119				8,336
Operating lease liabilities, non-current	15,512		20,123		2,434
Total Liabilities	1,024,548		612,716		$ 160,775
Revenue:
Revenues	1,514,458	237,651	984,744	872,066
Less:VAT related surcharges	(9,350)	(1,467)	(6,155)	(4,916)
Net revenues	1,505,108	236,184	978,589	867,150
Total operating cost and expenses	(867,215)	(136,085)	(524,913)	(565,203)
Cash flows provided by operating activities which includes amounts due to the Group's subsidiaries	179,325	28,140	143,454	583,347
Total other income (expense)	23,868	3,745	68,444	51,370
Net income (loss)	616,421	96,729	393,299	289,514
Net income (loss) attributable to Noah Holdings Limited shareholders	621,010	97,449	393,508	278,827
Cash flows provided by (used in) operating activities	562,400	88,253	(409,359)	761,312
Cash flows (used in) provided by investing activities	(207,114)	(32,501)	357,026	(345,092)
Cash flows provided (used in) by financing activities	(16,416)	(2,576)		20,670
Variable Interest Entity, Primary Beneficiary | Other
Revenue:
Revenues	673,529	105,691	246,024	199,397
Variable Interest Entity, Primary Beneficiary | Other | One Time Commissions
Revenue:
Revenues	552,761	86,740	161,272	71,528
Variable Interest Entity, Primary Beneficiary | Other | Recurring Service Fees
Revenue:
Revenues	50,817	7,974		3,032
Variable Interest Entity, Primary Beneficiary | Other | Other Service
Revenue:
Revenues	69,951	10,977	84,752	124,837
Variable Interest Entity, Primary Beneficiary | Funds Gopher manages
Revenue:
Revenues	840,929	131,960	738,720	672,669
Variable Interest Entity, Primary Beneficiary | Funds Gopher manages | One Time Commissions
Revenue:
Revenues	86,801	13,621	36,290	3,660
Variable Interest Entity, Primary Beneficiary | Funds Gopher manages | Recurring Service Fees
Revenue:
Revenues	588,337	92,323	569,154	615,999
Variable Interest Entity, Primary Beneficiary | Funds Gopher manages | Performance Based Income
Revenue:
Revenues	¥ 165,791	$ 26,016	¥ 133,276	¥ 53,010